UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
June 30, 2015
unaudited
Bonds, notes & other debt instruments 96.89% Euros 13.41%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$5,908
Allianz SE, 4.75% (undated)	16,800	20,210
Anheuser-Busch InBev NV 8.625% 2017	1,375	1,735
Assicurazioni Generali SPA 7.75% 2042	4,700	6,275
Assicurazioni Generali SPA 10.125% 2042	5,700	8,428
Aviva PLC 6.125% 2043	13,000	16,756
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	27,800	32,125
Barclays Bank PLC 4.00% 2019[1]	8,950	11,527
Barclays Bank PLC 6.00% 2021	6,975	9,223
Barclays Bank PLC 6.625% 2022	4,750	6,566
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
BNP Paribas 2.875% 2026[2]	25,275	28,543
BPCE SA group 4.625% 2023	6,000	7,568
CaixaBank, SA 5.00% 2023	48,600	57,677
Canadian Government 3.50% 2020	7,000	8,973
France Télécom 5.625% 2018	1,500	1,918
France Télécom 3.125% 2024	4,300	5,322
French Government O.A.T. Eurobond 0.50% 2019	32,000	36,115
French Government O.A.T. Eurobond 2.25% 2022	8,130	10,042
French Government O.A.T. Eurobond 1.75% 2024	31,400	37,043
German Government 3.00% 2020	27,400	34,939
German Government 2.00% 2022	5,000	6,180
German Government 0.10% 2023[3]	26,142	29,951
German Government 1.50% 2024	29,710	35,485
German Government 2.50% 2044	2,000	2,722
HSBC Holdings PLC 3.375% 2024	7,600	8,910
Hungarian Government 5.75% 2018	29,190	36,797
Hungarian Government 6.00% 2019	22,105	28,695
Hungarian Government 3.875% 2020	2,000	2,458
Imperial Tobacco Finance PLC 5.00% 2019	12,425	16,093
Intesa Sanpaolo SpA 6.625% 2023	22,535	29,890
Irish Government 4.50% 2020	37,010	48,817
Irish Government 5.00% 2020	9,720	13,245
Irish Government 3.90% 2023	81,170	108,086
Irish Government 3.40% 2024	29,470	38,010
Irish Government 5.40% 2025	14,250	21,222
Irish Government 2.40% 2030	18,800	21,774
Irish Government 2.00% 2045	12,800	12,536
Italian Government 2.50% 2019	21,525	25,435
Italian Government 2.15% 2021	87,260	100,119
Italian Government 4.75% 2023	16,900	22,600
Italian Government 4.50% 2024	27,850	36,636
Italian Government 5.00% 2025	20,300	27,763
Italian Government 3.50% 2030	38,610	46,976
Lloyds Banking Group PLC 6.50% 2020	11,950	15,929
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	21,703
Netherlands Government Eurobond 4.00% 2019	38,500	49,735
Capital World Bond Fund — Page 1 of 27

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Netherlands Government Eurobond 0.25% 2020	€8,100	$9,072
Netherlands Government Eurobond 2.25% 2022	8,300	10,316
Netherlands Government Eurobond 2.00% 2024	20,575	25,144
NN Group NV, 4.625% 2044	10,425	12,003
NN Group NV, 4.50% (undated)	32,580	36,175
Novartis Finance SA, 4.25% 2016	1,250	1,448
Orange SA 4.25% (undated)	5,700	6,604
Orange SA 5.00% (undated)	10,700	12,334
Rabobank Nederland 3.875% 2023	21,500	26,311
Spanish Government 4.50% 2018	4,575	5,611
Spanish Government 1.40% 2020	4,600	5,200
Spanish Government 5.85% 2022	65,065	91,165
Spanish Government 5.40% 2023	12,950	17,949
Spanish Government 2.75% 2024	19,810	22,974
Spanish Government 3.80% 2024	700	881
Spanish Government 2.15% 2025	25,500	27,923
Spanish Government 5.15% 2028	15,920	22,478
Spanish Government 5.15% 2044	143,500	214,043
Svenska Handelsbanken AB 2.656% 2024	16,225	18,955
		1,721,255
British pounds 5.35%
Aviva PLC, subordinated 6.875% 2058	£8,730	15,674
AXA SA, junior subordinated 5.453% (undated)	6,095	9,802
Bank of Scotland PLC 9.375% 2021	4,160	8,352
Barclays Bank PLC 10.00% 2021	9,200	18,855
Deutsche Telekom International Finance BV 6.50% 2022	3,746	7,169
Electricité de France SA 6.00% 2114	4,100	7,996
France Télécom 7.25% 2020	4,425	8,571
France Télécom 5.375% 2050	1,550	2,860
Lloyds Banking Group PLC 7.625% 2025	2,875	5,707
Lloyds TSB Bank PLC 10.75% 2021	1,025	1,820
National Grid Transco PLC 4.00% 2027	2,700	4,556
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,560
RSA Insurance Group PLC 9.375% 2039	6,583	12,376
United Kingdom 1.00% 2017	18,200	28,761
United Kingdom 1.75% 2019	17,750	28,382
United Kingdom 2.00% 2020	8,400	13,514
United Kingdom 3.75% 2020	1,750	3,062
United Kingdom 1.75% 2022	41,950	65,663
United Kingdom 2.25% 2023	68,045	109,454
United Kingdom 2.75% 2024	116,550	193,932
United Kingdom 2.00% 2025	25,725	39,907
United Kingdom 3.25% 2044	56,070	97,220
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,014
		687,207
Japanese yen 5.31%
European Investment Bank 1.40% 2017	¥721,700	6,091
Japanese Government, Series 113, 0.30% 2018	5,175,000	42,646
Japanese Government, Series 312, 1.20% 2020	2,310,000	19,973
Japanese Government, Series 319, 1.10% 2021	1,130,000	9,782
Japanese Government, Series 315, 1.20% 2021	5,522,800	47,922
Japanese Government, Series 326, 0.70% 2022	8,770,000	73,997
Japanese Government, Series 323, 0.90% 2022	5,305,000	45,419
Capital World Bond Fund — Page 2 of 27

unaudited
Bonds, notes & other debt instruments Japanese yen (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 17, 0.10% 2023[3]	¥2,963,636	$25,036
Japanese Government, Series 329, 0.80% 2023	2,700,000	22,930
Japanese Government, Series 19, 0.10% 2024[3]	13,005,891	114,249
Japanese Government, Series 18, 0.10% 2024[3]	11,832,078	100,778
Japanese Government, Series 336, 0.50% 2024	1,730,000	14,244
Japanese Government, Series 116, 2.20% 2030	4,260,000	41,578
Japanese Government, Series 145, 1.70% 2033	4,840,000	43,724
Japanese Government, Series 148, 1.50% 2034	825,000	7,184
Japanese Government, Series 21, 2.30% 2035	4,975,000	48,500
Japanese Government, Series 37, 1.90% 2042	263,250	2,395
Japanese Government, Series 42, 1.70% 2044	1,745,000	15,154
		681,602
Mexican pesos 3.63%
América Móvil, SAB de CV 7.125% 2024	MXN30,000	1,861
América Móvil, SAB de CV 8.46% 2036	15,000	928
Red de Carreteras de Occidente 9.00% 2028[1]	36,950	2,322
United Mexican States Government, Series M10, 8.00% 2015	153,000	9,948
United Mexican States Government, Series M, 6.25% 2016	307,500	20,131
United Mexican States Government, Series M, 5.00% 2017	970,000	62,910
United Mexican States Government 4.00% 2019[3]	1,670,365	21,878
United Mexican States Government 2.50% 2020[3]	278,394	3,406
United Mexican States Government, Series M, 6.50% 2021	1,784,500	118,792
United Mexican States Government 2.00% 2022[3]	2,491,627	29,046
United Mexican States Government, Series M20, 10.00% 2024	921,400	75,210
United Mexican States Government 4.50% 2025[3]	5,108,532	70,580
United Mexican States Government, Series M30, 10.00% 2036	240,000	20,928
United Mexican States Government 4.00% 2040[3]	1,636,958	21,270
United Mexican States Government, Series M, 7.75% 2042	102,500	7,285
		466,495
Polish zloty 3.61%
Polish Government, Series 1017, 5.25% 2017	PLN859,200	245,346
Polish Government, Series 1020, 5.25% 2020	212,150	63,385
Polish Government, Series 1021, 5.75% 2021	154,770	47,777
Polish Government, Series 0922, 5.75% 2022	215,355	66,983
Polish Government 2.75% 2023[3]	20,333	5,170
Polish Government, Series 102, 4.00% 2023	123,330	34,780
		463,441
Hungarian forints 3.16%
Hungarian Government, Series 18/A, 5.50% 2018	HUF3,920,000	15,353
Hungarian Government, Series 19/A, 6.50% 2019	21,318,190	86,429
Hungarian Government, Series 20B, 3.50% 2020	7,621,650	27,671
Hungarian Government, Series 20A, 7.50% 2020	47,368,970	204,477
Hungarian Government, Series 22A, 7.00% 2022	4,623,200	19,714
Hungarian Government, Series 23A, 6.00% 2023	10,785,700	44,140
Hungarian Government, Series 25B, 5.50% 2025	2,061,260	8,242
		406,026
Capital World Bond Fund — Page 3 of 27

unaudited
Bonds, notes & other debt instruments Indian rupees 2.12%	Principal amount (000)	Value (000)
India (Republic of) 7.28% 2019	INR7,890,100	$122,032
India (Republic of) 8.83% 2023	4,604,600	76,076
India (Republic of) 8.60% 2028	3,238,900	52,810
India (Republic of) 9.20% 2030	1,234,200	21,252
		272,170
Danish kroner 1.76%
Nordea Kredit 2.00% 2037[1]	DKr294,500	42,138
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	782,900	112,020
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	139,600	19,881
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	366,500	52,166
		226,205
Malaysian ringgits 0.84%
Malaysian Government, Series 0114, 4.181% 2024	MYR46,400	12,463
Malaysian Government, Series 0310, 4.498% 2030	346,050	94,770
Malaysian Government, Series 0413, 3.844% 2033	1,000	250
		107,483
Indonesian rupiah 0.82%
Indonesia (Republic of) 7.875% 2019	IDR258,700,000	19,283
Indonesia (Republic of) 8.375% 2024	82,500,000	6,214
Indonesia (Republic of), Series 71, 9.00% 2029	120,160,000	9,533
Indonesia (Republic of) 8.375% 2034	926,828,000	69,668
		104,698
Norwegian kroner 0.80%
Norwegian Government 3.75% 2021	NKr441,100	63,795
Norwegian Government 3.00% 2024	281,050	39,455
		103,250
Colombian pesos 0.73%
Colombia (Republic of), Series B, 10.00% 2024	COP113,263,000	51,416
Colombia (Republic of), Series B, 6.00% 2028	124,112,900	40,760
Colombia (Republic of), Series B, 7.75% 2030	2,830,400	1,065
		93,241
South African rand 0.66%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR284,550	22,145
South Africa (Republic of), Series R-2023, 7.75% 2023	115,000	9,249
South Africa (Republic of), Series R-214, 6.50% 2041	851,000	53,319
		84,713
Canadian dollars 0.61%
Canada Housing Trust 3.35% 2020	C$10,000	8,841
Canadian Government 1.50% 2015	6,000	4,808
Canadian Government 1.00% 2016	2,000	1,608
Canadian Government 1.25% 2018	5,000	4,090
Canadian Government 1.75% 2019	28,250	23,597
Canadian Government 2.75% 2022	22,940	20,117
Canadian Government 2.50% 2024	6,800	5,843
Canadian Government 5.75% 2029	3,000	3,499
Capital World Bond Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments Canadian dollars (continued)	Principal amount (000)	Value (000)
Canadian Government 5.00% 2037	C$4,000	$4,711
Rogers Communications Inc. 5.80% 2016	1,750	1,456
		78,570
Brazilian reais 0.44%
Brazil (Federal Republic of) 6.00% 2017[3]	BRL35,920	4,223
Brazil (Federal Republic of) 10.00% 2017	60,000	18,339
Brazil (Federal Republic of) 6.00% 2018[3]	35,920	4,199
Brazil (Federal Republic of) 6.00% 2020[3]	116,667	13,602
Brazil (Federal Republic of) 6.00% 2022[3]	62,931	7,359
Brazil (Federal Republic of) 6.00% 2024[3]	12,208	1,427
Brazil (Federal Republic of) 10.00% 2025	14,000	3,895
Brazil (Federal Republic of) 6.00% 2045[3]	29,454	3,518
		56,562
Turkish lira 0.40%
Turkey (Republic of) 9.00% 2016	TRY9,800	3,647
Turkey (Republic of) 3.50% 2019[3]	11,108	3,802
Turkey (Republic of) 9.50% 2022	6,500	2,454
Turkey (Republic of) 2.80% 2023[3]	17,044	5,570
Turkey (Republic of) 8.80% 2023	11,160	4,079
Turkey (Republic of) 2.00% 2024[3]	13,427	4,471
Turkey (Republic of) 9.00% 2024	73,000	27,061
		51,084
Australian dollars 0.33%
Australian Government, Series 134, 4.75% 2015	A$2,000	1,556
Australian Government, Series 122, 5.25% 2019	3,250	2,787
Australian Government, Series 133, 5.50% 2023	4,750	4,361
Australian Government, Series 136, 4.75% 2027	7,750	6,926
Queensland Treasury Corp., Series 17, 6.00% 2017	4,000	3,340
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	23,211
		42,181
Swedish kronor 0.22%
Swedish Government, Series 105, 3.50% 2022	SKr191,980	27,642
Nigerian naira 0.15%
Nigeria (Republic of) 14.20% 2024	NGN4,014,300	19,768
Ghana cedi 0.08%
Ghana Government Bond 16.90% 2016	GHS5,080	1,103
Ghana Government Bond 23.00% 2017	8,730	1,978
Ghana Government Bond 25.40% 2017	2,985	705
Ghana Government Bond 25.48% 2017	6,720	1,587
Ghana Government Bond 26.00% 2017	17,315	4,131
Ghana Government Bond 21.00% 2020	5,620	1,249
		10,753
Capital World Bond Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments Peruvian nuevos soles 0.05%	Principal amount (000)	Value (000)
Peru (Republic of) 5.70% 2024	PEN11,910	$3,573
Peru (Republic of) 6.95% 2031	7,000	2,160
		5,733
South Korean won 0.04%
South Korean Government 2.75% 2017[3]	KRW3,463,416	2,555
South Korean Government 1.125% 2023[3]	2,756,163	2,342
		4,897
U.S. dollars 52.37%
ABB Finance (USA) Inc. 1.625% 2017	$2,000	2,013
ABB Finance (USA) Inc. 2.875% 2022	2,000	1,968
AbbVie Inc. 1.80% 2018	2,700	2,692
AbbVie Inc. 2.50% 2020	15,915	15,763
AbbVie Inc. 2.90% 2022	7,860	7,616
AbbVie Inc. 3.20% 2022	1,335	1,322
AbbVie Inc. 3.60% 2025	16,200	16,020
AbbVie Inc. 4.50% 2035	11,760	11,507
AbbVie Inc. 4.40% 2042	2,200	2,082
AbbVie Inc. 4.70% 2045	5,150	5,099
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,318
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	19,735	19,686
ACE INA Holdings Inc. 2.60% 2015	1,625	1,637
Actavis Funding SCS 2.35% 2018	13,615	13,696
Actavis Funding SCS 3.00% 2020	13,360	13,430
Actavis Funding SCS 3.45% 2022	7,970	7,899
Actavis Funding SCS 3.80% 2025	20,930	20,570
Actavis Funding SCS 4.55% 2035	15,180	14,436
Actavis Funding SCS 4.75% 2045	4,690	4,463
ADT Corp. 4.125% 2019	4,800	4,896
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,500	2,653
Alcatel-Lucent USA Inc. 8.875% 2020[4]	3,475	3,792
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,030	1,019
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,345
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	301
Alpha Natural Resources, Inc. 7.50% 2020[4]	5,200	1,326
Alpha Natural Resources, Inc. 7.50% 2020[4]	746	190
Altegrity, Inc. 9.50% 2019[4]	4,500	4,264
Altice Financing SA 6.625% 2023[4]	1,400	1,393
Altria Group, Inc. 2.625% 2020	8,200	8,170
Altria Group, Inc. 9.95% 2038	2,500	4,026
Altria Group, Inc. 4.50% 2043	8,500	7,874
Altria Group, Inc. 5.375% 2044	2,250	2,391
American Campus Communities, Inc. 3.75% 2023	11,360	11,160
American Campus Communities, Inc. 4.125% 2024	5,185	5,185
American Electric Power Co. 1.65% 2017	2,960	2,965
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,5]	2,550	1,988
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,5]	1,650	908
American Energy (Permian Basin) 7.125% 2020[4]	2,025	1,397
American Energy (Permian Basin) 7.375% 2021[4]	1,225	838
American Express Co. 1.55% 2018	8,750	8,685
American International Group, Inc. 2.30% 2019	1,745	1,742
American International Group, Inc. 3.375% 2020	3,000	3,106
American International Group, Inc. 4.50% 2044	2,050	1,951
Amgen Inc. 2.125% 2020	3,000	2,938
Capital World Bond Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Amgen Inc. 2.70% 2022	$1,320	$1,277
Amgen Inc. 3.125% 2025	3,900	3,692
Amgen Inc. 4.40% 2045	3,600	3,339
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,372
Anadarko Petroleum Corp. 8.70% 2019	2,810	3,398
APT Pipelines Ltd. 4.20% 2025[4]	1,090	1,067
ArcelorMittal 6.25% 2021	1,500	1,577
ArcelorMittal 6.125% 2025	575	575
ArcelorMittal 7.50% 2041	7,220	7,112
Argentina (Republic of) 7.00% 2015	34,200	34,106
Argentina (Republic of) 7.00% 2017	4,600	4,427
Armenia (Republic of) 7.15% 2025[4]	10,920	10,865
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,025	3,361
AT&T Inc. 2.45% 2020	7,959	7,804
AT&T Inc. 3.00% 2022	17,245	16,661
AT&T Inc. 3.40% 2025	15,316	14,572
AT&T Inc. 4.50% 2035	4,760	4,377
AT&T Inc. 4.30% 2042	1,095	939
AT&T Inc. 4.75% 2046	5,671	5,154
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,511
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,773
AXA SA 8.60% 2030	18,550	24,953
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	1,387	1,429
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	4,355	4,402
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.749% 2049[1,2]	1,120	1,184
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.003% 2051[1,2]	3,020	3,246
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[1,2]	1,847	2,012
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,613
Bank of America Corp. 2.60% 2019	2,000	2,022
Bank of America Corp., Series L, 2.65% 2019	2,000	2,024
Bank of America Corp. 4.00% 2024	13,085	13,321
Bank of America Corp., Series L, 3.95% 2025	900	870
Barclays Bank PLC 2.50% 2019	1,410	1,416
Barclays Bank PLC 3.65% 2025	14,855	14,082
Baxalta Inc. 4.00% 2025[4]	8,760	8,720
Baxalta Inc. 5.25% 2045[4]	1,235	1,240
Bayer AG 2.375% 2019[4]	1,450	1,455
Bayer AG 3.375% 2024[4]	3,720	3,699
BBVA Bancomer SA 6.50% 2021[4]	1,455	1,579
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,750	1,867
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,595
Becton, Dickinson and Co. 1.80% 2017	3,850	3,852
Becton, Dickinson and Co. 2.675% 2019	3,195	3,195
Becton, Dickinson and Co. 3.734% 2024	14,670	14,628
Becton, Dickinson and Co. 4.685% 2044	4,225	4,134
Berkshire Hathaway Energy Co. 3.50% 2025	1,585	1,579
Berkshire Hathaway Inc. 4.50% 2043	2,900	2,904
Bermuda Government 5.603% 2020[4]	4,935	5,527
Bermuda Government 5.603% 2020	1,800	2,016
Bermuda Government 4.138% 2023[4]	4,900	4,990
Bermuda Government 4.854% 2024[4]	17,675	18,736
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,814
Boardwalk Pipelines, LP 4.95% 2024	2,100	2,060
Bonanza Creek Energy, Inc. 6.75% 2021	675	643
Bonanza Creek Energy, Inc. 5.75% 2023	1,250	1,128
Capital World Bond Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 0.696% 2016[2]	$10,000	$10,000
BPCE SA group 5.70% 2023[4]	26,555	28,072
BPCE SA group 4.50% 2025[4]	9,545	9,234
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	744
Brazil (Federal Republic of) Global 4.25% 2025	2,215	2,140
British American Tobacco International Finance PLC 1.85% 2018[4]	2,350	2,356
British American Tobacco International Finance PLC 9.50% 2018[4]	7,485	9,270
British American Tobacco International Finance PLC 2.75% 2020[4]	2,350	2,368
British American Tobacco International Finance PLC 3.50% 2022[4]	1,705	1,728
British American Tobacco International Finance PLC 3.95% 2025[4]	2,350	2,378
Builders Firstsource 7.625% 2021[4]	4,075	4,238
Burlington Northern Santa Fe LLC 3.40% 2024	4,755	4,723
Burlington Northern Santa Fe LLC 3.75% 2024	2,980	3,039
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,615
Canadian Natural Resources Ltd. 3.80% 2024	425	420
Celgene Corp. 3.625% 2024	2,210	2,212
Celgene Corp. 4.625% 2044	1,450	1,384
CEMEX Finance LLC 9.375% 2022[4]	1,635	1,829
Cenovus Energy Inc. 3.00% 2022	1,312	1,241
Cenovus Energy Inc. 3.80% 2023	2,880	2,847
Centene Corp. 4.75% 2022	5,875	6,081
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,467
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[1]	2,225	2,468
Cenveo, Inc. 6.00% 2019[4]	850	803
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	9,450	9,422
CEVA Group PLC 7.00% 2021[4]	3,550	3,444
CEVA Group PLC, LOC, 6.50% 2021[1,2,5]	969	908
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,5]	1,391	1,304
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	1,009	946
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,5]	174	163
CEZ, a s 4.25% 2022[4]	10,475	10,996
Chemours Co. 6.625% 2023[4]	2,290	2,224
Chemours Co. 7.00% 2025[4]	830	807
Chesapeake Energy Corp. 4.875% 2022	1,425	1,247
Chevron Corp. 1.961% 2020	8,110	8,045
CIT Group Inc. 3.875% 2019	8,400	8,358
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[1]	1,722	1,715
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[1]	6,500	6,768
Citigroup Inc. 1.70% 2018	7,750	7,701
Citigroup Inc. 2.55% 2019	13,535	13,650
Citigroup Inc. 2.40% 2020	27,700	27,423
Citigroup Inc. 3.30% 2025	16,830	16,192
Citigroup Inc. 4.40% 2025	2,290	2,283
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.38% 2044[1,2]	2,381	2,383
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[1]	3,804	3,941
City of Buenos Aires Argentina 8.95% 2021[1]	1,445	1,481
Cliffs Natural Resources Inc. 8.25% 2020[4]	1,600	1,520
CME Group Inc. 5.30% 2043	1,185	1,306
CMS Energy Corp. 8.75% 2019	1,312	1,617
CMS Energy Corp. 5.05% 2022	1,458	1,605
CMS Energy Corp. 3.875% 2024	480	488
CMS Energy Corp. 4.70% 2043	1,900	1,908
CMS Energy Corp. 4.875% 2044	3,146	3,255
CNA Financial Corp. 7.35% 2019	1,200	1,420
Capital World Bond Fund — Page 8 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CNOOC Finance (2013) Ltd. 3.00% 2023	$1,600	$1,516
CoBank, ACB 7.875% 2018[4]	430	494
CoBank, ACB 0.886% 2022[2,4]	4,275	4,040
Colbun SA 6.00% 2020[4]	5,150	5,702
Colbun SA 4.50% 2024[4]	1,800	1,800
Columbia Pipeline Partners LP 2.45% 2018[4]	2,700	2,721
Columbia Pipeline Partners LP 3.30% 2020[4]	490	492
Columbia Pipeline Partners LP 4.50% 2025[4]	555	548
Columbia Pipeline Partners LP 5.80% 2045[4]	995	981
Comcast Corp. 3.375% 2025	5,815	5,741
Comcast Corp. 6.40% 2038	1,750	2,127
Comcast Corp. 4.65% 2042	10,550	10,563
Comcast Corp. 4.75% 2044	6,195	6,280
Comcast Corp. 4.60% 2045	7,050	6,980
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,588
Comision Federal de Electricidad 6.125% 2045[4]	3,700	3,756
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	4,485	4,721
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[1]	3,176	3,186
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	388	416
Commonwealth Bank of Australia 0.75% 2016[1,4]	6,000	6,007
Communications Sales & Leasing, Inc. 6.00% 2023[4]	950	931
Communications Sales & Leasing, Inc. 8.25% 2023[4]	925	912
Communications Sales & Leasing, Inc., Term Loan B, 5.00% 2022[1,2,5]	1,450	1,423
ConAgra Foods, Inc. 1.30% 2016	2,800	2,801
ConAgra Foods, Inc. 3.20% 2023	3,046	2,848
CONSOL Energy Inc. 5.875% 2022	750	641
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	397	416
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	175	192
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	1,856	2,055
ConvaTec Finance International SA 8.25% 2019[4,6]	4,495	4,433
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	21,545	21,778
Corporate Office Properties LP 5.00% 2025	120	120
Corporate Office Properties Trust 3.60% 2023	1,610	1,472
Credit Agricole SA 4.375% 2025[4]	9,875	9,479
Credit Suisse Group AG 1.375% 2017	8,150	8,145
Credit Suisse Group AG 2.30% 2019	8,150	8,134
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045[4]	2,500	2,406
Crescent Resources 10.25% 2017[4]	700	746
CRH America, Inc. 3.875% 2025[4]	3,000	2,974
CRH America, Inc. 5.125% 2045[4]	3,000	2,967
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[1]	7,001	7,243
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	5,923	6,154
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	3,000	3,187
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	840	884
Cumulus Media Holdings Inc. 7.75% 2019	1,630	1,502
DAE Aviation Holdings, Inc. 10.00% 2023[4]	1,605	1,583
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	2,500	2,546
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	4,000	4,055
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	11,700	11,556
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	9,950	10,032
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	1,135	1,132
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	1,969
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,527
DaVita HealthCare Partners Inc. 5.00% 2025	2,635	2,543
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[1,4]	3,704	3,738
Capital World Bond Fund — Page 9 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[1,4]	$1,500	$1,676
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,193
DDR Corp. 3.625% 2025	3,870	3,718
Denbury Resources Inc. 4.625% 2023	2,025	1,706
Deutsche Telekom International Finance BV 3.125% 2016[4]	2,715	2,762
Deutsche Telekom International Finance BV 9.25% 2032	11,340	16,765
Developers Diversified Realty Corp. 9.625% 2016	3,410	3,598
Developers Diversified Realty Corp. 7.50% 2017	3,260	3,574
Developers Diversified Realty Corp. 4.75% 2018	475	507
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,106
Devon Energy Corp. 3.25% 2022	810	801
Devon Energy Corp. 5.00% 2045	1,000	987
Diamond Offshore Drilling, Inc. 4.875% 2043	5,100	4,057
Digicel Group Ltd. 8.25% 2020[4]	11,075	11,130
Digicel Group Ltd. 6.00% 2021[4]	2,775	2,682
Digicel Group Ltd. 7.125% 2022[4]	2,175	2,050
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.536% 2020[1,2]	18,990	19,007
DISH DBS Corp. 5.125% 2020	11,200	11,354
DJO Finance LLC 10.75% 2020[4]	2,795	2,879
DJO Finco Inc. 8.125% 2021[4]	4,255	4,393
Dominican Republic 7.50% 2021[1,4]	4,000	4,510
Dominican Republic 6.85% 2045[4]	2,555	2,619
Dominion Gas Holdings LLC 2.50% 2019	6,735	6,807
Dominion Gas Holdings LLC 3.60% 2024	2,375	2,365
Dominion Gas Holdings LLC 4.60% 2044	4,000	3,765
Dynegy Finance Inc. 7.375% 2022[4]	1,380	1,452
Dynegy Finance Inc. 7.625% 2024[4]	2,290	2,439
Ecopetrol SA 5.375% 2026	1,020	1,011
Ecopetrol SA 5.875% 2045	7,038	6,246
EDP Finance BV 6.00% 2018[4]	4,000	4,295
EDP Finance BV 4.125% 2020[4]	3,000	3,035
EDP Finance BV 5.25% 2021[4]	2,500	2,624
Electricité de France SA 1.15% 2017[4]	2,000	2,004
Electricité de France SA 4.60% 2020[4]	2,900	3,181
Electricité de France SA 6.95% 2039[4]	1,325	1,719
Electricité de France SA 4.875% 2044[4]	9,060	9,453
Electricité de France SA 5.25% (undated)[4]	3,150	3,166
EMD Finance LLC 2.40% 2020[4]	8,870	8,822
EMD Finance LLC 2.95% 2022[4]	4,745	4,647
EMD Finance LLC 3.25% 2025[4]	15,675	15,209
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,130
ENA Norte Trust 4.95% 2028[1,4]	6,666	6,850
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	5,872
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,011
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,911
Enbridge Inc. 4.00% 2023	7,750	7,550
Enbridge Inc. 4.50% 2044	2,550	2,096
Enel Finance International SA 6.00% 2039[4]	4,740	5,265
Enel Società per Azioni 8.75% 2073[4]	10,000	11,600
Energy Transfer Partners, LP 4.75% 2026	2,100	2,074
Energy Transfer Partners, LP 6.125% 2045	600	604
EnLink Midstream Partners, LP 2.70% 2019	495	489
EnLink Midstream Partners, LP 4.40% 2024	845	848
EnLink Midstream Partners, LP 4.15% 2025	1,135	1,110
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,279
Capital World Bond Fund — Page 10 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$1,675	$1,493
Enterprise Products Operating LLC 3.90% 2024	1,880	1,889
Enterprise Products Operating LLC 3.70% 2026	85	83
Enterprise Products Operating LLC 4.85% 2044	2,620	2,465
EP Energy Corp. 6.375% 2023[4]	1,075	1,082
EPR Properties 4.50% 2025	1,645	1,616
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.035% 2031[1,2,4]	8,162	8,124
ERP Operating LP 4.50% 2045	985	957
Essex Portfolio L.P. 3.625% 2022	1,420	1,424
Essex Portfolio L.P. 3.25% 2023	2,870	2,765
Essex Portfolio L.P. 3.875% 2024	3,360	3,401
Essex Portfolio L.P. 3.50% 2025	9,565	9,268
Ethiopia (Republic of) 6.625% 2024	5,455	5,469
Ethiopia (Republic of) 6.625% 2024[4]	5,295	5,308
Euramax International, Inc. 9.50% 2016	5,600	5,544
Exelon Corp. 3.95% 2025	3,160	3,180
Exelon Corp. 5.10% 2045	4,350	4,362
Express Scripts Inc. 3.125% 2016	10,250	10,420
Exxon Mobil Corp. 2.709% 2025	820	796
Fannie Mae 5.50% 2033[1]	2,423	2,732
Fannie Mae 6.00% 2035[1]	159	181
Fannie Mae 5.50% 2038[1]	2,167	2,445
Fannie Mae 4.00% 2041[1]	688	732
Fannie Mae 4.00% 2043[1]	2,089	2,231
Fannie Mae 4.00% 2043[1]	1,054	1,129
Fannie Mae 4.00% 2043[1]	1,048	1,116
Fannie Mae 3.50% 2045[1,7]	94,900	97,367
Fannie Mae 6.50% 2047[1]	90	101
Fannie Mae 6.50% 2047[1]	87	99
Fannie Mae 6.50% 2047[1]	74	84
Fannie Mae 7.00% 2047[1]	53	60
Fannie Mae 6.50% 2048[1]	78	88
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	7,000	6,828
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[1]	6,989	7,010
Fannie Mae, Series 2001-4, Class GA, 9.414% 2025[1,2]	3	3
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	1,062	933
First Data Corp. 11.75% 2021	3,894	4,390
First Data Corp. 12.625% 2021	3,711	4,295
First Quantum Minerals Ltd. 6.75% 2020[4]	7,717	7,505
First Quantum Minerals Ltd. 7.00% 2021[4]	11,117	10,686
FMG Resources 9.75% 2022[4]	13,100	13,559
Ford Motor Credit Co. 2.375% 2018	5,525	5,577
Ford Motor Credit Co. 2.375% 2019	19,825	19,765
Ford Motor Credit Co. 2.597% 2019	8,485	8,425
France Télécom 9.00% 2031	11,336	15,998
Freddie Mac 0.75% 2018	11,300	11,238
Freddie Mac 6.00% 2038[1]	93	106
Freddie Mac 4.00% 2043[1]	2,034	2,160
Freddie Mac 4.00% 2043[1]	1,156	1,231
Freddie Mac 4.00% 2043[1]	1,147	1,223
Freddie Mac 3.50% 2045[1,7]	41,500	42,610
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	3,500	3,507
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[1]	2,692	2,716
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	283	250
Capital World Bond Fund — Page 11 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[1]	$2,750	$2,733
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	3,220	3,203
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	1,887	1,692
Freescale Semiconductor, Inc. 6.00% 2022[4]	4,400	4,675
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,5]	7,798	7,816
Frontier Communications Corp. 8.125% 2018	4,650	5,057
Gabonese Republic 6.375% 2024[1,4]	6,490	6,344
Gannett Co., Inc. 4.875% 2021[4]	635	632
Gazprom OJSC 5.999% 2021[4]	3,900	3,890
General Electric Co. 2.70% 2022	340	333
Georgia Gulf Corp. 4.625% 2021	2,300	2,240
Ghana (Republic of) 8.50% 2017	1,000	1,036
Ghana (Republic of) 7.875% 2023	715	649
Ghana (Republic of) 7.875% 2023[4]	645	585
Ghana (Republic of) 8.125% 2026[1]	8,885	8,109
Ghana (Republic of) 8.125% 2026[1,4]	5,480	5,002
Gilead Sciences, Inc. 3.05% 2016	2,920	3,004
Gilead Sciences, Inc. 3.50% 2025	14,390	14,406
Gilead Sciences, Inc. 4.80% 2044	3,330	3,442
Gilead Sciences, Inc. 4.50% 2045	1,610	1,602
Goldman Sachs Group, Inc. 1.071% 2017[2]	1,200	1,202
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,313
Goldman Sachs Group, Inc. 3.85% 2024	11,430	11,456
Goldman Sachs Group, Inc. 3.50% 2025	33,345	32,328
Goldman Sachs Group, Inc. 3.75% 2025	2,745	2,708
Goldman Sachs Group, Inc. 4.80% 2044	1,360	1,349
Goldman Sachs Group, Inc. 5.15% 2045	500	482
Government National Mortgage Assn. 3.50% 2045[1,7]	262,950	271,701
Government National Mortgage Assn. 3.50% 2045[1,7]	4,000	4,144
Government National Mortgage Assn. 4.00% 2045[1,7]	72,750	77,013
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.013% 2038[1,2]	5,169	5,285
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.013% 2038[1,2]	3,602	3,684
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	5,912	6,238
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[1]	11,105	11,683
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[1]	8,137	8,766
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,310
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.795% 2045[1,2]	1,330	1,429
Hardwoods Acquisition Inc 7.50% 2021[4]	2,200	2,134
Harris Corp. 1.999% 2018	3,100	3,091
Harris Corp. 2.70% 2020	680	671
Harris Corp. 3.832% 2025	460	447
Harris Corp. 4.854% 2035	2,535	2,430
Harris Corp. 5.054% 2045	2,820	2,687
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[1,2,5,8,9]	24	23
HBOS PLC 6.75% 2018[4]	1,490	1,655
HCA Inc. 3.75% 2019	4,424	4,468
HD Supply, Inc. 7.50% 2020	4,550	4,834
HD Supply, Inc. 5.25% 2021[4]	3,550	3,612
HDTFS Inc. 5.875% 2020	475	483
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,9,10]	17,610	17,457
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,4]	15,106	15,103
Holcim Ltd. 6.00% 2019[4]	3,222	3,640
Holcim Ltd. 5.15% 2023[4]	8,230	9,020
Hospitality Properties Trust 6.30% 2016	1,000	1,021
Hospitality Properties Trust 6.70% 2018	7,580	8,223
Capital World Bond Fund — Page 12 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 5.00% 2022	$250	$260
Hospitality Properties Trust 4.50% 2023	690	689
Hospitality Properties Trust 4.50% 2025	935	920
HSBC Bank PLC 4.75% 2021[4]	650	716
HSBC Holdings PLC 4.125% 2020[4]	3,295	3,537
HSBC Holdings PLC 4.00% 2022	6,105	6,392
HSBC Holdings PLC 4.25% 2024	1,630	1,647
HSBC Holdings PLC 6.10% 2042	6,751	8,208
Humana Inc. 3.85% 2024	4,000	3,986
Humana Inc. 4.95% 2044	4,000	3,926
Hungarian Government 4.125% 2018	11,130	11,653
Hungarian Government 4.00% 2019	29,300	30,320
Hungarian Government 6.25% 2020	3,590	4,039
Hungarian Government 5.375% 2023	3,610	3,929
Hungarian Government 5.75% 2023	2,300	2,559
Hungarian Government 5.375% 2024	42,460	46,122
Hungarian Government 7.625% 2041	21,470	28,558
Hyundai Capital America 2.60% 2020[4]	2,445	2,446
Hyundai Capital Services Inc. 2.625% 2020[4]	3,165	3,152
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,478
Icahn Enterprises Finance Corp. 3.50% 2017	6,100	6,153
iHeartCommunications, Inc. 10.625% 2023[4]	1,965	1,867
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	8,811
Indonesia (Republic of) 11.625% 2019	4,100	5,381
Indonesia (Republic of) 5.875% 2020[4]	1,550	1,728
Indonesia (Republic of) 4.875% 2021	2,600	2,766
Indonesia (Republic of) 3.75% 2022	15,795	15,598
Indonesia (Republic of) 3.375% 2023	2,600	2,457
Indonesia (Republic of) 4.125% 2025[4]	10,150	9,985
Indonesia (Republic of) 4.125% 2025	7,500	7,378
Indonesia (Republic of) 6.75% 2044	5,625	6,539
Indonesia (Republic of) 6.75% 2044[4]	925	1,075
Intelsat Jackson Holding Co. 7.25% 2020	3,875	3,846
Intelsat Jackson Holding Co. 6.625% 2022	10,375	9,558
International Paper Co. 7.30% 2039	1,410	1,726
Intesa Sanpaolo SpA 5.017% 2024[4]	22,455	21,825
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,5]	4,040	4,043
inVentiv Health Inc. 9.00% 2018[4]	12,025	12,559
inVentiv Health Inc. 11.00% 2018[4]	1,994	1,924
inVentiv Health Inc. 11.00% 2018[4]	1,637	1,588
inVentiv Health Inc. 12.00% 2018[4,6]	1,462	1,452
iStar Financial Inc. 4.875% 2018	5,000	4,938
iStar Financial Inc. 5.00% 2019	5,600	5,544
Ivory Coast Governement 5.75% 2032[1]	10,300	9,761
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	627	648
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	1,207	1,240
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	2,035	2,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.100% 2045[1,2]	3,532	3,622
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	6,680	7,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	6,756	7,144
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[1,2]	11,116	11,804
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[1,2]	8,981	9,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[1]	2,970	3,173
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	2,461	2,648
Jaguar Holding Co. 9.375% 2017[4,6]	13,000	13,309
Capital World Bond Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
JMC Steel Group Inc. 8.25% 2018[4]	$7,075	$6,500
JPMorgan Chase & Co. 2.25% 2020	6,695	6,583
JPMorgan Chase & Co. 2.75% 2020	5,490	5,490
JPMorgan Chase & Co. 3.25% 2022	19,791	19,658
JPMorgan Chase & Co. 3.125% 2025	15,940	15,214
JPMorgan Chase & Co. 4.95% 2045	1,500	1,458
Kenya (Rebulic of) 5.875% 2019[4]	600	614
Kenya (Republic of) 6.875% 2024[4]	17,740	18,087
Kenya (Republic of) 6.875% 2024	4,950	5,047
Kimco Realty Corp. 5.584% 2015	2,003	2,037
Kimco Realty Corp. 5.70% 2017	500	537
Kimco Realty Corp. 4.30% 2018	500	532
Kimco Realty Corp. 6.875% 2019	8,010	9,358
Kinder Morgan Energy Partners, LP 2.65% 2019	670	665
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,906
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,034
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,188
Kinder Morgan Energy Partners, LP 4.15% 2024	9,560	9,261
Kinder Morgan Energy Partners, LP 4.25% 2024	1,360	1,325
Kinder Morgan Energy Partners, LP 5.50% 2044	14,349	13,405
Kinder Morgan, Inc. 4.30% 2025	14,265	13,855
Kinder Morgan, Inc. 5.30% 2034	370	342
Kinder Morgan, Inc. 5.55% 2045	7,850	7,257
Kindred Healthcare, Inc. 8.00% 2020[4]	925	992
Kinetic Concepts, Inc. 10.50% 2018	8,070	8,635
Kinetic Concepts, Inc. 12.50% 2019	9,850	10,663
KLX Inc. 5.875% 2022[4]	2,065	2,096
Kraft Foods Inc. 2.25% 2017	1,590	1,612
Kraft Foods Inc. 5.375% 2020	1,570	1,753
Kroger Co. 6.80% 2018	1,000	1,151
Laboratory Corporation of America Holdings 3.60% 2025	3,875	3,701
Latvia (Republic of) 5.25% 2021	9,000	10,028
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.056% 2044[1,2]	347	375
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[1]	2,853	3,016
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	493
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[1,2]	2,110	2,316
Leucadia National Corp. 5.50% 2023	1,375	1,406
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,9]	4,239	4,309
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,9]	1,602	1,602
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	9,385	9,608
Lithuania (Republic of) 7.375% 2020	11,200	13,365
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,388
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,690
Magyar Export-Import Bank 4.00% 2020[4]	2,595	2,614
Malaysian Government 3.043% 2025[4]	15,300	15,249
Mallinckrodt PLC 4.875% 2020[4]	1,380	1,409
Marks and Spencer Group PLC 6.25% 2017[4]	4,500	4,947
McClatchy Co. 9.00% 2022	5,200	4,973
McKesson Corp. 3.25% 2016	740	751
McKesson Corp. 2.284% 2019	4,610	4,610
McKesson Corp. 3.796% 2024	1,495	1,513
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	3,000	2,936
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	4,000	4,020
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,256
Medtronic, Inc. 2.50% 2020[4]	6,460	6,469
Capital World Bond Fund — Page 14 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 3.50% 2025[4]	$32,540	$32,472
Medtronic, Inc. 4.625% 2045[4]	3,000	3,033
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[1,2]	1,950	2,063
MetroPCS Wireless, Inc. 6.25% 2021	5,875	6,037
MetroPCS Wireless, Inc. 6.625% 2023	6,850	7,133
MidAmerican Energy Co. 4.40% 2044	1,063	1,063
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.076% 2049[1,2]	890	956
Morgan Stanley 2.375% 2019	1,575	1,564
Morgan Stanley 2.80% 2020	22,925	22,981
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	3,432	3,580
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[1]	965	1,019
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[1,2]	256	273
Morocco Government 4.25% 2022	5,700	5,828
Morocco Government 4.25% 2022[4]	2,500	2,556
Morocco Government 5.50% 2042	10,000	10,200
Morocco Government 5.50% 2042[4]	1,500	1,530
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,135
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	2,100	2,076
Navios Maritime Holdings Inc. 7.375% 2022[4]	10,400	9,048
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	394
NBC Universal Enterprise, Inc. 0.960% 2018[2,4]	5,785	5,815
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,335	2,490
Needle Merger Sub Corp. 8.125% 2019[4]	3,065	2,900
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	3,925	4,161
NGL Energy Partners LP 6.875% 2021	1,150	1,202
NGPL PipeCo LLC 7.119% 2017[4]	1,500	1,545
NGPL PipeCo LLC 9.625% 2019[4]	6,900	7,021
Niagara Mohawk Power Corp. 4.278% 2034[4]	6,560	6,539
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,715	2,720
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,550	4,613
Nigeria (Republic of) 5.125% 2018[4]	3,400	3,426
Nigeria (Republic of) 6.375% 2023	15,950	16,094
Nigeria (Republic of) 6.375% 2023[4]	1,425	1,438
Noble Corp PLC 4.00% 2018	140	143
Noble Corp PLC 5.95% 2025	1,180	1,164
Noble Corp PLC 6.95% 2045	2,645	2,437
Nordea Bank AB 1.625% 2018[4]	2,145	2,140
Nordea Bank AB 4.875% 2021[4]	3,675	3,979
Nordea Bank AB 4.25% 2022[4]	10,050	10,297
Nortek Inc. 8.50% 2021	6,075	6,515
Novartis Capital Corp. 3.40% 2024	6,530	6,629
NRG Energy, Inc. 6.25% 2022	2,000	2,040
Numericable Group SA 4.875% 2019[4]	14,075	13,969
Oasis Petroleum Inc. 6.875% 2022	2,000	2,040
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,740	4,449
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,4]	4,499	3,239
Oracle Corp. 3.40% 2024	2,725	2,731
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,5]	3,404	3,342
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,550
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,385
Pacific Gas and Electric Co. 3.75% 2042	2,840	2,487
PacifiCorp. 3.35% 2025	3,230	3,231
PDC Energy Inc. 7.75% 2022	2,850	2,993
Peabody Energy Corp. 6.00% 2018	22,723	11,021
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,167
Capital World Bond Fund — Page 15 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pernod Ricard SA 4.45% 2022[4]	$10,465	$11,006
Peru (Republic of) 5.625% 2050	1,665	1,865
PETCO Animal Supplies, Inc. 9.25% 2018[4]	2,550	2,671
Petrobras Global Finance Co. 6.25% 2024	2,750	2,662
Petrobras Global Finance Co. 6.85% 2115	9,620	7,977
Petrobras International Finance Co. 3.875% 2016	740	744
Petrobras International Finance Co. 6.75% 2041	250	220
Petróleos Mexicanos 3.50% 2018	1,500	1,550
Petróleos Mexicanos 8.00% 2019	6,400	7,536
Petróleos Mexicanos 5.50% 2021	1,070	1,163
Petróleos Mexicanos 4.875% 2022	8,800	9,173
Petróleos Mexicanos 4.50% 2026[4]	3,000	2,940
Petróleos Mexicanos 6.50% 2041	2,470	2,596
Petróleos Mexicanos 5.50% 2044	3,270	3,025
Petróleos Mexicanos 5.50% 2044[4]	2,250	2,081
Petróleos Mexicanos 6.375% 2045	7,000	7,254
Petróleos Mexicanos 5.625% 2046[4]	6,225	5,836
PETsMART, Inc. 7.125% 2023[4]	550	578
Pfizer Inc. 7.20% 2039	1,582	2,180
Philip Morris International Inc. 4.25% 2044	10,125	9,570
Phillips 66 Partners LP 3.605% 2025	275	259
Phillips 66 Partners LP 4.68% 2045	565	497
Ply Gem Industries, Inc. 6.50% 2022	4,550	4,510
Ply Gem Industries, Inc. 6.50% 2022	3,025	2,942
PNC Bank 2.40% 2019	10,000	10,064
PNC Bank 2.30% 2020	3,820	3,795
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,017
PNC Funding Corp. 3.30% 2022	4,000	4,068
Polish Government 5.00% 2022	1,800	2,000
PRA Holdings, Inc. 9.50% 2023[4]	1,953	2,192
Progress Energy, Inc. 7.05% 2019	4,380	5,092
Progress Energy, Inc. 7.75% 2031	1,990	2,686
Prologis, Inc. 3.35% 2021	1,100	1,124
Prologis, Inc. 4.25% 2023	11,545	11,851
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,727
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,306
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,384
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,4]	4,069	3,652
QGOG Constellation SA 6.25% 2019[4]	5,350	3,932
Quintiles Transnational Corp. 4.875% 2023[4]	770	776
R.R. Donnelley & Sons Co. 7.875% 2021	2,775	3,143
R.R. Donnelley & Sons Co. 6.50% 2023	3,525	3,653
Rabobank Nederland 4.625% 2023	14,905	15,384
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,4]	8,000	9,137
RCI Banque 3.50% 2018[4]	9,000	9,350
Realogy Corp. 5.25% 2021[4]	1,125	1,143
Realogy Corp., LOC, 4.40% 2016[1,2,5]	52	52
Regions Financial Corp. 2.00% 2018	4,100	4,098
Republic of Honduras 8.75% 2020	5,500	6,256
Reynolds American Inc. 2.30% 2018	1,020	1,028
Reynolds American Inc. 3.25% 2020	2,830	2,867
Reynolds American Inc. 4.00% 2022	4,050	4,138
Reynolds American Inc. 4.45% 2025	19,285	19,657
Reynolds American Inc. 5.70% 2035	455	472
Reynolds American Inc. 6.15% 2043	3,750	4,028
Capital World Bond Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$2,845	$3,002
Reynolds Group Inc. 5.75% 2020	12,495	12,839
Rice Energy Inc. 6.25% 2022	6,175	6,160
Rice Energy Inc. 7.25% 2023[4]	375	386
Roche Holdings, Inc. 2.25% 2019[4]	6,500	6,543
Roche Holdings, Inc. 2.875% 2021[4]	9,150	9,223
Roche Holdings, Inc. 3.35% 2024[4]	10,575	10,673
Ryerson Inc. 9.00% 2017	1,625	1,641
Ryerson Inc. 11.25% 2018	1,925	1,954
Sabine Pass Liquefaction, LLC 5.625% 2021	6,325	6,483
Sabine Pass Liquefaction, LLC 5.625% 2025[4]	1,050	1,043
SABMiller Holdings Inc. 4.95% 2042[4]	1,645	1,674
SandRidge Energy, Inc. 8.75% 2020[4]	1,300	1,201
SandRidge Energy, Inc. 7.50% 2023	2,686	1,149
Scentre Group 2.375% 2019[4]	1,210	1,206
Scentre Group 2.375% 2021[4]	1,425	1,387
Scentre Group 3.25% 2025[4]	730	696
Scentre Group 3.50% 2025[4]	5,140	5,047
Scottish Power PLC 5.81% 2025	2,500	2,833
Select Income REIT 2.85% 2018	2,800	2,838
Select Income REIT 4.15% 2022	1,815	1,797
Select Income REIT 4.50% 2025	540	522
Seven Generations Energy Ltd. 6.75% 2023[4]	2,551	2,557
Shell International Finance BV 2.125% 2020	1,935	1,933
Shell International Finance BV 3.25% 2025	4,540	4,498
Shell International Finance BV 4.375% 2045	4,250	4,196
Siemens AG 4.40% 2045[4]	5,000	4,933
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	5,740	5,338
Simon Property Group, LP 10.35% 2019	2,975	3,778
Skandinaviska Enskilda 2.45% 2020[4]	8,225	8,201
Slovenia (Republic of) 4.75% 2018[4]	1,215	1,294
Slovenia (Republic of) 4.125% 2019[4]	4,565	4,759
Slovenia (Republic of) 4.375% 2022[4]	5,000	5,437
Slovenia (Republic of) 5.50% 2022	46,940	52,230
Slovenia (Republic of) 5.50% 2022[4]	1,600	1,780
Slovenia (Republic of) 5.85% 2023	34,145	38,804
Slovenia (Republic of) 5.25% 2024	4,160	4,555
SM Energy Co. 5.625% 2025	800	794
SoftBank Corp. 4.50% 2020[4]	2,275	2,289
Sotheby’s Holdings, Inc. 5.25% 2022[4]	600	591
Southwestern Energy Co. 4.95% 2025	1,715	1,733
Sprint Nextel Corp. 7.00% 2020	2,670	2,657
Sprint Nextel Corp. 7.25% 2021	5,075	5,008
Sprint Nextel Corp. 7.875% 2023	10,275	10,044
SRA International, Inc. 11.00% 2019	1,250	1,331
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,5]	5,034	5,053
Stackpole Intl. 7.75% 2021[4]	2,925	2,896
Standard Chartered PLC 3.20% 2016[4]	3,365	3,427
State of Qatar 4.50% 2022[4]	3,500	3,902
Statoil ASA 0.564% 2018[2]	5,460	5,455
Statoil ASA 2.75% 2021	3,550	3,546
Statoil ASA 3.25% 2024	2,355	2,343
Statoil ASA 3.70% 2024	6,325	6,540
Statoil ASA 4.25% 2041	1,500	1,462
Targa Resources Corp. 4.125% 2019[4]	1,200	1,194
Capital World Bond Fund — Page 17 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
TC PipeLines, LP 4.375% 2025	$1,405	$1,389
Teco Finance, Inc. 5.15% 2020	270	301
Teekay Corp. 8.50% 2020	3,400	3,800
Tenet Healthcare Corp., First Lien, 4.75% 2020	2,050	2,091
Tenet Healthcare Corp., First Lien, 4.50% 2021	9,950	9,888
Tenet Healthcare Corp. 6.75% 2023[4]	1,180	1,206
Tennessee Valley Authority 5.88% 2036	2,250	2,911
Tennessee Valley Authority 5.25% 2039	6,000	7,263
Tesoro Logistics LP 5.50% 2019[4]	925	964
Thermo Fisher Scientific Inc. 2.40% 2019	1,725	1,723
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,089
Thomson Reuters Corp. 1.65% 2017	4,605	4,605
Thomson Reuters Corp. 4.30% 2023	4,250	4,399
Thomson Reuters Corp. 5.65% 2043	2,980	3,162
T-Mobile US, Inc. 6.731% 2022	2,500	2,613
Total Capital International 1.55% 2017	1,800	1,817
Total Capital International 2.875% 2022	1,115	1,114
Toyota Motor Credit Corp. 1.45% 2018	750	751
Toyota Motor Credit Corp. 2.125% 2019	4,000	4,012
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,498
TRAC Intermodal 11.00% 2019	1,525	1,653
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,678
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,526
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,630
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	780	791
Transocean Inc. 5.05% 2016	1,520	1,585
Transocean Inc. 2.50% 2017	380	370
Transocean Inc. 6.875% 2021	2,060	1,867
Transportadora de Gas Peru SA 4.25% 2028[1,4]	8,160	8,058
Turkey (Republic of) 4.557% 2018	9,200	9,634
Turkey (Republic of) 4.557% 2018[4]	5,065	5,304
Turkey (Republic of) 7.00% 2019	5,000	5,638
Turkey (Republic of) 6.25% 2022	6,285	7,007
Tyson Foods, Inc. 3.95% 2024	3,000	3,023
U.S. Treasury 0.625% 2016	22,100	22,149
U.S. Treasury 0.625% 2016	15,650	15,694
U.S. Treasury 0.75% 2017	26,475	26,412
U.S. Treasury 0.875% 2017	36,450	36,582
U.S. Treasury 0.625% 2018	15,600	15,451
U.S. Treasury 0.75% 2018	11,733	11,666
U.S. Treasury 1.25% 2018	47,900	48,042
U.S. Treasury 1.375% 2018	13,150	13,254
U.S. Treasury 1.50% 2018	167,250	169,367
U.S. Treasury 2.625% 2018	2,500	2,616
U.S. Treasury 1.00% 2019	78,500	77,335
U.S. Treasury 1.50% 2019	61,075	61,605
U.S. Treasury 1.50% 2019	1,950	1,950
U.S. Treasury 1.625% 2019	212,446	214,039
U.S. Treasury 1.625% 2019[11]	198,250	199,993
U.S. Treasury 1.625% 2019	81,150	82,076
U.S. Treasury 1.625% 2019	19,900	20,060
U.S. Treasury 1.75% 2019	92,650	93,692
U.S. Treasury 1.125% 2020	128,100	125,238
U.S. Treasury 1.25% 2020	227,210	224,034
U.S. Treasury 1.25% 2020	41,075	40,440
Capital World Bond Fund — Page 18 of 27

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$155,750	$153,772
U.S. Treasury 2.00% 2020	8,300	8,415
U.S. Treasury 2.00% 2021	1,100	1,100
U.S. Treasury 2.125% 2021	20,000	20,176
U.S. Treasury 8.00% 2021	5,800	7,910
U.S. Treasury 2.375% 2024	1,550	1,555
U.S. Treasury 2.50% 2024	100,450	101,972
U.S. Treasury 2.00% 2025	38,850	37,660
U.S. Treasury 2.125% 2025	63,486	62,202
U.S. Treasury 2.875% 2043	38,500	36,533
U.S. Treasury 3.625% 2043	5,400	5,914
U.S. Treasury 3.00% 2044	12,300	11,975
U.S. Treasury 2.50% 2045	64,175	56,238
U.S. Treasury 3.00% 2045	54,900	53,564
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	3,255	3,166
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	6,285	6,234
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	39,807	39,717
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	34,823	33,946
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	158,349	158,740
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	146,355	143,591
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	8,665	8,114
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	4,973	4,783
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	3,289	2,872
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	60,065	62,778
U.S. Treasury Inflation-Protected Security 0.75% 2045[3]	2,322	2,097
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,317
United Mexican States Government Global, Series A, 3.625% 2022	6,584	6,693
United Mexican States Government Global, Series A, 4.00% 2023	6,500	6,689
United Mexican States Government Global 3.60% 2025	14,254	14,090
US Investigations Services, Inc. 13.00% 2020[4,6,8,9]	1,970	1,084
US Investigations Services, Inc. 14.00% 2020[4,6,8,9]	216	119
US Investigations Services, Inc. 15.00% 2021[4,6,8,9]	521	47
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[1,5,6,9]	491	491
State of California, Various Purpose G.O. Bonds, 6.20% 2019	18,700	21,819
State of California, Various Purpose G.O. Bonds, 7.30% 2039[1]	1,310	1,824
State of California, Various Purpose G.O. Bonds, 7.55% 2039	2,720	3,943
State of California, Various Purpose G.O. Bonds, 7.60% 2040	12,910	19,181
State of California, Various Purpose G.O. Bonds, 7.625% 2040	11,850	17,146
VEB Finance Ltd. 6.902% 2020[4]	6,600	6,468
Verizon Communications Inc. 5.15% 2023	54,563	59,883
Verizon Communications Inc. 4.272% 2036[4]	26,737	24,060
Verizon Communications Inc. 4.522% 2048[4]	17,678	15,634
Viacom Inc. 4.85% 2034	2,020	1,868
Viacom Inc. 5.85% 2043	2,675	2,663
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	4,400	4,416
Volkswagen International Finance NV 4.00% 2020[4]	4,000	4,285
VPI Escrow Corp. 6.375% 2020[4]	8,585	9,063
VPI Escrow Corp. 7.50% 2021[4]	5,000	5,419
VRX Escrow Corp. 6.125% 2025[4]	3,770	3,893
VWR Funding, Inc. 7.25% 2017	7,387	7,655
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[1]	250	263
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	6,657	6,847
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[1]	900	957
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,349
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[1,2]	400	423
Capital World Bond Fund — Page 19 of 27

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Walter Energy, Inc. 9.50% 2019[4]	$6,825	$3,771
WEA Finance LLC 1.75% 2017[4]	5,435	5,452
WEA Finance LLC 2.70% 2019[4]	9,285	9,301
WEA Finance LLC 3.75% 2024[4]	4,480	4,430
WellPoint, Inc. 2.30% 2018	2,645	2,661
Wells Fargo & Co. 3.00% 2025	20,000	19,149
Western Gas Partners LP 2.60% 2018	130	131
Western Gas Partners LP 3.95% 2025	755	727
Williams Partners LP 4.125% 2020	1,625	1,686
Williams Partners LP 5.25% 2020	10,405	11,333
Williams Partners LP 4.50% 2023	3,860	3,893
Williams Partners LP 4.30% 2024	7,235	7,119
Williams Partners LP 3.90% 2025	3,765	3,540
Williams Partners LP 4.00% 2025	2,715	2,544
Williams Partners LP 4.90% 2045	1,670	1,433
Williams Partners LP 5.10% 2045	655	579
Wind Acquisition SA 4.75% 2020[4]	6,300	6,261
Wind Acquisition SA 7.375% 2021[4]	7,125	7,223
WM. Wrigley Jr. Co 3.375% 2020[4]	5,215	5,375
WPP Finance 2010 3.75% 2024	4,000	3,989
Wynn Macau, Ltd. 5.25% 2021[4]	3,800	3,610
Zambia (Republic of) 5.375% 2022[4]	3,225	2,810
Zambia (Republic of) 5.375% 2022	1,850	1,612
Zambia (Republic of) 8.50% 2024[4]	3,100	3,121
ZF Friedrichshafen AG 4.50% 2022[4]	755	745
ZF Friedrichshafen AG 4.75% 2025[4]	925	901
Zimmer Holdings, Inc. 3.15% 2022	3,530	3,474
Zimmer Holdings, Inc. 3.55% 2025	15,300	14,838
Zimmer Holdings, Inc. 4.25% 2035	2,600	2,405
Zimmer Holdings, Inc. 4.45% 2045	6,575	6,032
		6,723,611
Total bonds, notes & other debt instruments (cost: $12,945,762,000)		12,438,587
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, 2.289% convertible preferred[9,10]	1,141	844
CEVA Group PLC, Series A-1, 3.289% convertible preferred[9]	719	719
Total convertible stocks (cost: $2,416,000)		1,563
Common stocks 0.05% U.S. dollars 0.00%
CEVA Group PLC[4,9,12]	527	390
Atrium Corp.[4,9,12]	191	—
		390
Miscellaneous 0.05%
Other common stocks in initial period of acquisition		6,017
Total common stocks (cost: $6,753,000)		6,407
Capital World Bond Fund — Page 20 of 27

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Short-term securities 6.12%	Principal amount (000)	Value (000)
Abbott Laboratories 0.12% due 8/20/2015[4]	$ 35,500	$35,495
Fannie Mae 0.14%–0.22% due 12/16/2015–1/4/2016	75,000	74,962
Federal Home Loan Bank 0.07%–0.16% due 7/31/2015–11/2/2015	130,438	130,421
Freddie Mac 0.10%–0.18% due 7/7/2015–12/15/2015	108,300	108,269
General Electric Co. 0.06% due 7/1/2015	18,800	18,800
KfW 0.18% due 10/29/2015[4]	50,000	49,967
Nordea Bank AB 0.19% due 7/24/2015[4]	63,500	63,496
Siemens Capital Co. LLC 0.17% due 9/25/2015[4]	50,000	49,976
Sumitomo Mitsui Banking Corp. 0.25%–0.28% due 8/18/2015–10/1/2015[4]	71,300	71,263
Svenska Handelsbanken Inc. 0.20% due 7/2/2015[4]	38,500	38,500
Toronto-Dominion Holdings USA Inc. 0.19% due 7/23/2015[4]	75,000	74,995
Toyota Motor Credit Corp. 0.10% due 8/5/2015	50,000	49,996
Westpac Banking Corp. 0.20% due 9/10/2015[4]	20,000	19,993
Total short-term securities (cost: $786,044,000)		786,133
Total investment securities 103.07% (cost: $13,740,975,000)		13,232,690
Other assets less liabilities (3.07)%		(394,494)
Net assets 100.00%		$12,838,196
Capital World Bond Fund — Page 21 of 27

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,628,752,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	7/21/2015	Citibank	€16,081	$18,213	$(280)
Euros	8/6/2015	UBS AG	€131,833	$150,300	(3,251)
Hungarian forints	7/10/2015	HSBC Bank	HUF5,584,501	$20,144	(410)
Japanese yen	7/8/2015	Citibank	¥16,139,813	$130,417	1,472
Japanese yen	7/8/2015	Citibank	¥8,178,075	$65,561	1,268
Japanese yen	7/15/2015	Bank of New York Mellon	¥9,328,840	$75,043	1,196
Japanese yen	7/16/2015	HSBC Bank	¥18,411,145	$148,127	2,339
Japanese yen	7/23/2015	HSBC Bank	¥16,465,724	$132,275	2,304
Japanese yen	7/23/2015	UBS AG	¥7,357,223	$59,266	867
Japanese yen	7/24/2015	HSBC Bank	¥3,221,628	$25,950	382
Japanese yen	7/24/2015	HSBC Bank	¥3,468,052	$28,280	65
Japanese yen	8/6/2015	UBS AG	¥4,544,064	$36,810	337
Japanese yen	8/6/2015	HSBC Bank	¥4,006,916	$32,455	300
Polish zloty	7/16/2015	UBS AG	PLN78,524	$21,259	(384)
					$6,205
Sales:
Australian dollars	7/8/2015	UBS AG	$4,829	A$6,250	$9
Australian dollars	7/17/2015	HSBC Bank	$2,664	A$3,500	(33)
Brazilian reais	7/15/2015	JPMorgan Chase	$998	BRL3,216	(31)
Brazilian reais	7/24/2015	Citibank	$3,605	BRL11,347	(12)
Brazilian reais	8/3/2015	Citibank	$4,631	BRL14,700	(38)
British pounds	7/10/2015	Bank of New York Mellon	$40,445	£26,420	(1,064)
British pounds	7/13/2015	UBS AG	$26,533	£17,250	(569)
British pounds	7/14/2015	JPMorgan Chase	$14,439	£9,500	(486)
British pounds	7/15/2015	HSBC Bank	€42,431	£31,150	(1,626)
British pounds	7/15/2015	HSBC Bank	€85,886	£63,150	(3,444)
British pounds	7/16/2015	HSBC Bank	$26,438	£17,250	(663)
British pounds	7/21/2015	HSBC Bank	$39,667	£25,360	(174)
British pounds	7/29/2015	Bank of America, N.A.	$15,113	£9,530	142
British pounds	8/3/2015	HSBC Bank	€27,674	£19,700	(79)
British pounds	8/5/2015	UBS AG	$54,511	£34,450	396
British pounds	8/17/2015	HSBC Bank	$11,424	£7,375	(160)
Canadian dollars	7/10/2015	UBS AG	$18,265	C$22,810	5
Colombian pesos	7/24/2015	JPMorgan Chase	$11,580	COP29,875,360	142
Colombian pesos	7/24/2015	Citibank	$6,297	COP16,260,000	73
Colombian pesos	8/3/2015	Citibank	$5,992	COP15,620,000	19
Euros	7/8/2015	Citibank	PLN148,409	€35,775	(425)
Euros	7/13/2015	JPMorgan Chase	HUF11,185,233	€35,775	(370)
Euros	7/21/2015	Citibank	$4,500	€4,000	39
Euros	7/29/2015	Bank of America, N.A.	$10,496	€9,250	179
Euros	7/29/2015	UBS AG	$53,214	€48,450	(822)
Euros	8/3/2015	HSBC Bank	$30,921	€27,900	(198)
Euros	8/5/2015	HSBC Bank	$7,180	€6,400	41
Euros	8/5/2015	JPMorgan Chase	$138,954	€125,150	(639)
Euros	8/6/2015	HSBC Bank	¥6,457,998	€46,750	646
Euros	8/6/2015	Citibank	$10,639	€9,500	42
Euros	8/10/2015	UBS AG	$26,985	€24,000	213
Euros	8/24/2015	Citibank	$11,349	€9,980	214
Capital World Bond Fund — Page 22 of 27

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Euros	9/17/2015	Citibank	$20,076	€17,775	$237
Hungarian forints	7/22/2015	HSBC Bank	€12,839	HUF4,000,000	188
Japanese yen	7/10/2015	Citibank	$4,670	¥580,000	(70)
Japanese yen	7/10/2015	Barclays Bank PLC	$4,822	¥600,000	(81)
Japanese yen	7/28/2015	Bank of America, N.A.	$47,521	¥5,899,204	(698)
Mexican pesos	7/15/2015	HSBC Bank	$1,854	MXN28,620	35
Mexican pesos	8/3/2015	HSBC Bank	$12,238	MXN191,800	67
Norwegian kroner	7/23/2015	Citibank	$38,885	NKr302,700	300
South African rand	7/22/2015	UBS AG	$16,004	ZAR196,775	(106)
South African rand	7/22/2015	Citibank	$17,416	ZAR214,150	(116)
Swedish kronor	7/29/2015	Citibank	$20,834	SKr169,270	402
					$(8,515)
Forward currency contracts — net					$(2,310)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $4,582,492,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 6/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.802%	6/9/2020	$209,100	$345
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8135	6/26/2020	207,400	365
Receive	LCH.Clearnet	3-month USD-LIBOR	1.793	6/26/2020	100,000	77
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	12,600,000	457
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1955	5/6/2025	60,000	1,367
Pay	LCH.Clearnet	3-month USD-LIBOR	2.55	6/12/2025	110,000	(924)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5615	6/30/2025	38,000	(352)
Pay	LCH.Clearnet	6-month EURIBOR	1.645	6/5/2045	47,000	762
Pay	LCH.Clearnet	3-month USD-LIBOR	2.846	6/5/2045	9,700	193
Pay	LCH.Clearnet	3-month USD-LIBOR	2.839	6/8/2045	30,000	640
Pay	LCH.Clearnet	6-month EURIBOR	1.813	6/12/2045	40,000	(1,185)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.931	7/2/2045	12,000	—
						$1,745

Capital World Bond Fund — Page 23 of 27

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,514,368,000, which represented 11.80% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $34,371,000, which represented .27% of the net assets of the fund.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Purchased on a TBA basis.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $33,102,000, which represented .26% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $39,392,000, which represented .31% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$17,609	$17,457.14%
CEVA Group PLC, Series A-2, 2.289% convertible preferred	3/10/2010-1/21/2011	1,687	844.01
Total private placement securities		$19,296	$18,301.15
Capital World Bond Fund — Page 24 of 27

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Bond Fund — Page 25 of 27

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,721,255	$—	$1,721,255
British pounds	—	687,207	—	687,207
Japanese yen	—	681,602	—	681,602
Mexican pesos	—	466,495	—	466,495
Polish zloty	—	463,441	—	463,441
Hungarian forints	—	406,026	—	406,026
Indian rupees	—	272,170	—	272,170
U.S. dollars	—	6,715,936	7,675	6,723,611
Other	—	1,016,780	—	1,016,780
Convertible stocks	—	1,563	—	1,563
Common stocks	—	6,407	—	6,407
Short-term securities	—	786,133	—	786,133
Total	$—	$13,225,015	$7,675	$13,232,690

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$13,919	$—	$13,919
Unrealized appreciation on interest rate swaps	—	4,206	—	4,205
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(16,229)	—	(16,228)
Unrealized depreciation on interest rate swaps	—	(2,461)	—	(2,461)
Total	$—	$(565)	$—	$(565)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
Capital World Bond Fund — Page 26 of 27

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$104,186
Gross unrealized depreciation on investment securities	(622,155)
Net unrealized depreciation on investment securities	(517,969)
Cost of investment securities	13,750,659

Key to abbreviations
G.O. = General Obligation
LOC = Letter of credit
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0815O-S49236	Capital World Bond Fund — Page 27 of 27

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: August 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2015